STOCKHOLDERS' EQUITY (Schedule of Assumptions Used for Estimated Fair Value of Options) (Details) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
STOCKHOLDERS' EQUITY [Abstract]
Market value of common stock on grant date	$ 0.14	$ 0.38
Risk free interest rate	0.83%	2.08%
Dividend yield	0.00%	0.00%
Volatility factor	230.00%	150.00%
Weighted average expected life in years	3 years 3 months 18 days	6 years
Expected forfeiture rate	5.00%	5.00%